Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Aggregate Purchase Price of the Acquisition
The aggregate purchase price of the acquisition has been allocated on a preliminary basis as follows:

2021
$’000
Cash paid, net of cash acquired	13,835
Issuance of warrants	2,349

Aggregate purchase price	16,184

Accounts receivable	1,534
Customer relationships	10,800
Physician’s network	3,500
Trademark	1,900
License	590
Healthcare related liabilities	(11,247)
Other assets and liabilities, net	(4,364)

Net assets acquired	2,713

Amount allocated to goodwill	13,471

Fresno [Member]
Statement [Line Items]
Summary of Aggregate Purchase Price of the Acquisition
The estimated fair value of assets acquired as of the acquisition date were as follows:

Recognized values on acquisition
$‘000
Acquiree’s net assets at the acquisition date:
Intangible assets	7,900
Right-of-use asset	153
Lease liability	(153)

Net identifiable assets and liabilities	7,900
Goodwill	17,771

Consideration paid	25,671

Health Innovators Inc [Member]
Statement [Line Items]
Summary of Aggregate Purchase Price of the Acquisition
Effect of acquisition
The acquisition had the following effect on the Group’s assets and liabilities.

Recognized values on acquisition
$‘000
Acquiree’s net assets at the acquisition date:
Intangible assets	940
Working capital	27
Cash and cash equivalents	4,230
Deferred tax liabilities	(160)
Debt	(1,098)

Net identifiable assets and liabilities	3,939
Goodwill	61

Consideration paid	4,000